Equity - Schedule of black-Scholes assumptions used to value employee options at grant dates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	40.60%	38.30%
Risk-free interest rate	0.60%	0.40%
Expected life (in years)	5 years 9 months 18 days	5 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	45.60%	41.10%
Risk-free interest rate	1.40%	1.60%
Expected life (in years)	6 years 1 month 6 days	6 years 1 month 6 days